Financing Arrangements - Schedule of Convertible Notes Payable (Details) $ in Thousands	9 Months Ended
Sep. 30, 2016 USD ($)
June 1, 2016 Note [Member]
Note Date	Jun. 01, 2016
Maturity Date	Jun. 01, 2017
Proceeds from issuance of debt	$ 1,000	[1]
Principal	1,053	[1]
Fair Value	$ 1,262	[2]
August 11, 2016 Note [Member]
Note Date	Aug. 11, 2016
Maturity Date	Aug. 11, 2017
Proceeds from issuance of debt	$ 500	[1]
Principal	526	[1]
Fair Value	$ 631	[2]
September 15, 2016 Note [Member]
Note Date	Sep. 15, 2016
Maturity Date	Sep. 15, 2017
Proceeds from issuance of debt	$ 95	[1]
Principal	100	[1]
Fair Value	$ 120	[2]

[1]	As provided for in the relevant agreements
[2]	As of September 30, 2016